32 Other income (expenses), net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
PIS and COFINS credits - exclusion of ICMS from the calculation basis [member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net	R$ 310,557		R$ 1,904,206	R$ 235,919
Tax credits recovery [member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net	219,254		3,094	46,179
Fixed assets disposal results [member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net			11,140	93,814
Fine on supply contract of raw material, net [member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net	41,134	[1]	375,020	386,020
Other [member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net	179,804		114,974	265,290
Other Income [member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net	750,749		2,408,434	1,027,222
Provision for damages - Alagoas [member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net	(6,901,828)		(3,383,067)
Provision for repairing environmental damage [member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net	(306,275)		(141,536)	(89,396)
Shutdowns and other plants expenses [member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net	(67,735)		(108,192)	(91,380)
Fine on sales contracts [member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net	(42,322)		(104,179)	(49,487)
Allowance for judicial claims, net of reversals [member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net	(4,008)		(136,135)	(83,280)
Provision for losses on the fixed asset [member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net	(51,590)		(158,320)	(44,420)
Other expenses [member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net	(564,863)		(415,513)	(196,750)
Other expenses [member]
DisclosureOfOtherIncomeExpensesNetLineItems [Line Items]
Other income (expenses), net	R$ (7,938,621)		R$ (4,446,942)	R$ (554,713)

[1]	The contractual penalty charged from a supplier for failing to supply feedstock to the subsidiary Braskem Idesa at December 31, 2019 is R$335,281 (R$338,125 in 2018).